Asset held for sale and discontinued operations	12 Months Ended
Dec. 31, 2017
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Asset held for sale and discontinued operations
16.	Asset held for sale and discontinued operations

Disposal of Fintur

Classification

On 1 October 2016, the Group announced its intention to exit from jurisdictions in which Fintur operates and initiated an active program to locate a buyer. Starting from 1 October 2016, Fintur has been classified as held for sale and reported as a discontinued operation.

The Group is still committed to the plan to exit from jurisdictions in which Fintur operates and the delay in the initial one-year period to complete the sale was caused by events and circumstances beyond the Group’s control. The Group has taken necessary actions to respond to those circumstances and Fintur is being actively marketed at reasonable prices given the change in circumstances.

Presentation

Fintur is classified as held for sale and reported as a discontinued operation and therefore disclosed separately on a single line as discontinued operation in the consolidated statements of profit or loss, comprehensive income and cash flows. Investment in Fintur is presented as held for sale in the consolidated statement of financial position. Comparative periods in the consolidated statements of profit or loss, comprehensive income and cash flows are restated to reflect the classification of Fintur as a discontinued operation.

Measurement

Equity accounting for Fintur ceased from 1 October 2016, and in accordance with IFRS 5, Fintur has been measured at the lower of carrying amount and fair value less costs of disposal. As at 31 December 2017, carrying value of investment in Fintur is TL 1,294,938 (31 December 2016: TL 1,222,757) which is lower than the fair value less costs of disposal indicating that no impairment is required at 31 December 2017.

The reconciliation of statement of profit or loss statement of Fintur is listed below (The financial statements are presented in USD);

	1 January – 30 September 2016	1 January – 31 December 2015
Revenue	617,214	1,325,535
Cost of sales	(369,104)	(674,334)

Gross profit	248,110	651,201

Selling and marketing expenses	(69,983)	(123,244)
General and administrative expenses	(69,818)	(95,380)
Other operating (expenses), net	(31,258)	(23,850)

Operating profit	77,051	408,727

Finance (expense)/income, net	(61,203)	162,357

Profit before income tax	15,848	571,084

Total income tax	(30,947)	(128,121)

(Loss)/profit for period	(15,099)	442,963

Attributable to:
-owners of the parent	(28,695)	327,194
-non-controlling interests	13,596	115,769

(Loss)/profit for period	(15,099)	442,963